Fair Value Measurements (details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements disclosure
Percent of fixed maturities for which a pricing service estimates fair value	98.00%	98.00%
Percent change in monthly price at which securities are further evaluated	10.00%
Fair value of the fixed maturities for which the Company used an internal pricing matrix	$ 99	$ 101
Fair value of the fixed maturities for which the Company received a broker quote	$ 85	$ 117
Percent of short-term securities for which a pricing service estimates fair value	98.00%	99.00%
Percent of debt, including commercial paper, for which a pricing service estimates fair value	100.00%	100.00%